Discontinued Operation - Schedule of Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses
Total expense	$ (27,625)	$ (60,857)	$ (44,495)
Net income from discontinued operation	0	0	122
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Organoclay sales	0	0	18
Cost of sales	0	0	(42)
Gross Loss	0	0	(24)
Expenses
General, administrative, and other	0	0	(37)
Total expense	0	0	(37)
Other income	0	0	25
Gain on sale of assets	0	0	158
Net income from discontinued operation	0	0	122
Net cash inflow from discountinued operation	$ 0	$ 0	$ 3,523